CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Capitalized Computer Software, Net [Roll Forward]
Balance at the beginning of the year	$ 19,856	$ 19,243
Capitalization	5,545	6,032
Amortization	(4,929)	(5,439)	$ (4,926)
Functional currency translation adjustments	283	20
Balance at the year end	$ 20,755	$ 19,856	$ 19,243